Note 14 - Retirement and Pension Plans - Actuarial Assumptions to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discount rate	1.50%	1.50%
Rate of compensation increases	2.00%	2.00%	2.00%